Post-employment Benefits Plans - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Contribution to post-employment benefit plans	¥ 6,884	¥ 6,656	¥ 6,590
Amount payable for contributions to defined contribution retirement plans	¥ 569	¥ 597
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Contributions to the retirement plans, percentage of the salaries, bonuses and certain allowances of the employees	13.00%
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Contributions to the retirement plans, percentage of the salaries, bonuses and certain allowances of the employees	20.00%